Accrued Liabilities and Other Payables (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities and Other Payables [Abstract]
Deferred revenue	$ 2,326,406	$ 302,735
Accrued payroll	143,998	316,458
Other taxes payable	3,544,469	461,699
Other payable	852,384	686,526
Other loans	6,095,655	9,562,915
Accrued liabilities and other payables	$ 12,962,912	$ 11,329,613